Business Combination (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Nov. 04, 2022	Oct. 01, 2023	Dec. 31, 2022
Business Combination [Line Items]
Goodwill		$ 119.4
Goodwill, period		15 years
Acquisition costs			$ 1.3
Solaria Acquisition [Member]
Business Combination [Line Items]
Consideration paid	$ 89.1
Consideration paid in cash	$ 0.1
Shares, issued (in Shares)	2,844,550
Fair value	$ 17.3
Payment of seller incurred transaction expenses	1.5
Unvested stock options	$ 14.1
Recognized deferred tax assets		$ 45.9	$ 45.9
Solaria Acquisition [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares, issued (in Shares)	78,962
Fair value	$ 17.3
Solaria Acquisition [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Shares, issued (in Shares)	6,803,549
Fair value	$ 52.2
Solaria Acquisition [Member] | Stock Options [Member]
Business Combination [Line Items]
Fair value	$ 10.0
Solaria Acquisition [Member] | Warrant [Member] | Common Stock [Member]
Business Combination [Line Items]
Shares, issued (in Shares)	1,376,414
Fair value	$ 0.2
Solaria Acquisition [Member] | Warrant [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Shares, issued (in Shares)	5,382,599
Fair value	$ 7.8